Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Valuation allowance	$ 13.8	$ 3.9
Net operating loss carryforwards	2.8
Net operating loss unlimited carryforwards	64.5
State net operating loss carryforwards	65.0
State net operating loss unlimited carryforward	0.2
Research and development tax credits	1.4
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	67.3
Research and development tax credits	1.6
State [Member]
Income Taxes (Details) [Line Items]
State net operating loss carryforwards	$ 65.2